Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories

	Thousands of Euros
	31/12/2017	31/12/2016
Goods for resale	105,013	166,272
Raw materials and supplies	454,371	423,326
Work in progress and semi-finished goods	592,612	584,279
Finished goods	477,297	469,054

	1,629,293	1,642,931

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015

Balance at 1 January	33,069	22,614	15,888

Net charge for the year	8,232	8,878	6,099
Cancellations for the year	(357)	(20)	(195)
Translation differences	(5,180)	1,597	822

Balance at 31 December	35,764	33,069	22,614